Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford U.S. Discovery Fund

	Shares	Value
COMMON STOCKS — 97.8%

ISRAEL — 2.5%
JFrog Ltd. *	1,730	$50,239

UNITED STATES — 95.3%
Adaptimmune Therapeutics PLC ADR *	6,385	6,068
Aehr Test Systems *	881	11,321
AeroVironment, Inc. *	674	135,137
Ambarella, Inc. *	683	38,525
Appian Corp., Class A *	1,058	36,120
Axon Enterprise, Inc. *	382	152,647
Bandwidth, Inc., Class A *	2,043	35,773
Beam Therapeutics, Inc. *	523	12,813
BlackLine, Inc. *	850	46,869
Calix, Inc. *	1,010	39,178
Cardlytics, Inc. *	1,640	5,248
Cargurus, Inc. *	1,613	48,438
Confluent, Inc., Class A *	746	15,203
CryoPort, Inc. *	2,346	19,026
CyberArk Software Ltd. *	155	45,200
Denali Therapeutics, Inc. *	619	18,031
Digimarc Corp. *	1,016	27,310
Doximity, Inc., Class A *	1,363	59,386
Energy Recovery, Inc. *	1,107	19,251
EverQuote, Inc., Class A *	1,479	31,192
Exact Sciences Corp. *	1,157	78,815
Expensify, Inc., Class A *	2,275	4,459
Freshpet, Inc. *	653	89,311
IPG Photonics Corp. *	363	26,978
LiveRamp Holdings, Inc. *	1,961	48,594
MP Materials Corp. *	670	11,826
Novanta, Inc. *	380	67,990
Novocure Ltd. *	1,455	22,742
Progyny, Inc. *	996	16,693
Quanterix Corp. *	2,194	28,434
QuantumScape Corp. *	1,946	11,190
RxSight, Inc. *	467	23,084
Schrodinger, Inc. *	1,613	29,921
SkyWater Technology, Inc. *	2,870	26,060
Sprout Social, Inc., Class A *	1,195	34,739
STAAR Surgical Co. *	829	30,797
Sutro Biopharma, Inc. *	3,708	12,830
Sweetgreen, Inc., Class A *	1,415	50,162
Tandem Diabetes Care, Inc. *	570	24,174
TransMedics Group, Inc. *	647	101,579
Trupanion, Inc. *	1,578	66,244
Twist Bioscience Corp. *	1,605	72,514
Upwork, Inc. *	3,047	31,841
Varonis Systems, Inc. *	1,267	71,585
Veeco Instruments, Inc. *	1,440	47,707
Xencor, Inc. *	1,586	31,894
Zuora, Inc., Class A *	4,565	39,350
		1,904,249
TOTAL INVESTMENTS — 97.8%
(cost $1,737,773)		$1,954,488
Other assets less liabilities — 2.2%		43,357
NET ASSETS — 100.0%		$1,997,845

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford U.S. Discovery Fund

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford U.S. Discovery Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$1,954,488	$—	$—	$1,954,488
Total	$1,954,488	$—	$—	$1,954,488

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.